Related Party Transactions (Details) $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Related Party Transactions (Details) [Line Items]
Restricted share units								650,000
Issued and outstanding, vested and unvested stock options	6,197,776
Non-cash operating expense (in Dollars)						$ 8.5	$ 8.5
Preferred shares issued						3,660,000	3,660,000
Percentage of preferred shares outstanding	10.00%
Total restricted share unit	3,530,000
Transaction shares	3,530,000		1,446,797	738,667
Converted shares	1,460,008
Settled shares					362,590
Public shares					186,847
Omnibus plan description					The Company issued the following Awards under the Omnibus Plan:• During the year ended December 31, 2022, the Company issued 46,576 DSUs to certain members of the Board of Directors; • In April 2022, the Company issued 230,048 RSUs to key management personnel, which vest over a three-year period;• In April 2022, the Company issued 140,583 PSUs to key management personnel, which include both a time and performance condition on vesting; and• In April 2022, the Company issued 285,149 stock options to key management personnel.
Adjustment amount (in Dollars) | $					$ 20.8
Paid amount (in Dollars) | $					15.3
Contributions made to defined benefit pension plans					$ 5.2	$ 5.1
Key management personnel of entity or parent [member]
Related Party Transactions (Details) [Line Items]
Restricted share units		66,667
Non-Voting Participating Preferred Shares [Member] | Key management personnel of entity or parent [member]
Related Party Transactions (Details) [Line Items]
Restricted share units		30,980